Shareholder remuneration system and earnings per share - EPS Basic (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Basic earnings per share [abstract]
Profit attributable to the Parent (EUR million)	€ 3,675	€ (10,798)
Remuneration of contingently convertible preference shares (CCP) (million euros)	(271)	(278)
Net profit for the year	3,404	(11,076)
Profit or Loss from discontinued operations (non-controlling interest net) (million euros)	0	0
Profit or Loss from continuing operations (net of non-controlling interests and CCP) (million euros)	€ 3,404	€ (11,076)
Weighted average number of shares outstanding (in shares)	17,309,951,841	16,598,649,355
Impact factor correction (a)		721,680,407
Adjusted weighted average number of ordinary shares outstanding (in shares)	17,309,951,841	17,320,329,762
Basic (in eur per share)	€ 0.20	€ (0.64)
Of which: from discontinued operations (eur per share)	0	0
from continuing operations (eur per share)	€ 0.20	€ (0.64)